FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March  31, 2007

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):           [ ] is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Advisors, LLC
Address:          650 Fifth Avenue
                  New York, New York 10019

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 259-2655

Signature, Place, and Date of Signing:

/s/    John S. Orrico      New York, New York        3/23/2007
    [Signature]              [City, State]            [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         75

Form 13F Information Table Value Total:                    $ 15,168
                                                          (thousands)


List of Other Included Managers:

                                      NONE

     COLUMN 1                        COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------------  -----------------  ---------  -------- --------------------  ---------- --------  ------------------
                                                              FAIR
                                                              MARKET   SHARES OR
                                TITLE OF           CUSIP      VALUE    PRINCIPAL  SH/  PUT\  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS              NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION MANAGERS  SOLE  SHARES  NONE
------------------------------  -----------------  ---------  -------- ---------  ---  ----  ---------- --------  ----  ------  ----
ABERCROMBIE & FITCH CO          CL A               002896207     371      4900     SH          SOLE               4900
ABERCROMBIE & FITCH CO          CL A               002896207       2        50     SH   PUT    SOLE               50
ABIOMED INC                     COM                003654100      55      4000     SH          SOLE               4000
ABIOMED INC                     COM                003654100       1        50     SH   PUT    SOLE               50
AEROFLEX INC                    COM                007768104     368     28000     SH          SOLE               28000
ALTIRIS INC                     COM                02148M100     309      9400     SH          SOLE               9400
AMERICAN ITALIAN PASTA CO       CL A               027070101     105     10000     SH          SOLE               10000
BAIRNCO CORP                    COM                057097107     192     14300     SH          SOLE               14300
BIOSITE INC                     COM                090945106     235      2800     SH          SOLE               2800
BOOTS & COOTS/INTL WELL CTRL    COM NEW            099469504      36     13000     SH          SOLE               13000
BRISTOL WEST HLDGS INC          COM                11037M105     118      5300     SH          SOLE               5300
CARDIOME PHARMA CORP            COM NEW            14159U202      51      5000     SH          SOLE               5000
CARREKER CORP                   COM                144433109     417     52000     SH          SOLE               52000
CHEESECAKE FACTORY INC          COM                163072101      40      1500     SH          SOLE               1500
CHEESECAKE FACTORY INC          COM                163072101       0        15     SH   PUT    SOLE               15
CONEXANT SYSTEM                 COM                207142100     121     73500     SH          SOLE               73500
CORILLIAN CORP                  COM                218725109     383     76700     SH          SOLE               76700
DIANA SHIPPING INC              COM                Y2066G104      88      5000     SH          SOLE               5000
DUKE ENERGY CORP NEW            COM                26441C105     193      9500     SH          SOLE               9500
EBIX INC                        COM NEW            278715206      87      3000     SH          SOLE               3000
EDUCATE INC                     COM                28138P100     183     23900     SH          SOLE               23900
EL PASO CORP                    COM                28336L109     246     17000     SH          SOLE               17000
ELECTRONIC CLEARING HOUSE IN    COM PAR .01 NEW    285562500     181     15600     SH          SOLE               15600
EXPRESS SCRIPTS INC             COM                302182100     161      2000     SH          SOLE               2000
EXPRESS SCRIPTS INC             COM                302182100       4        30     SH   PUT    SOLE               30
FIRST MIDWEST BANCORP DEL       COM                320867104     239      6500     SH          SOLE               6500
FLOW INTL CORP                  COM                343468104     366     34088     SH          SOLE               34088
FOUR SEASONS HOTEL INC          LTD VTG SH         35100E104     120      1500     SH          SOLE               1500
FREEPORT-MCMORAN COPPER & GO    CL B               35671D857     338      5100     SH          SOLE               5100
FREEPORT-MCMORAN COPPER & GO    CL B               35671D857       2        40     SH   PUT    SOLE               40
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW            38144H208     295     44861     SH          SOLE               44861
GREAT AMERN FINL RES INC        COM                389915109     147      6000     SH          SOLE               6000
HONEYWELL INTL INC              COM                438516106     115      2500     SH          SOLE               2500
HOUSTON EXPL CO                 COM                442120101     194      3600     SH          SOLE               3600
HUNTSMAN CORP                   COM                447011107     172      9000     SH          SOLE               9000
HYPERION SOLUTIONS CORP         COM                44914M104     114      2200     SH          SOLE               2200
ILLUMINA INC                    COM                452327109     147      5000     SH          SOLE               5000
ILLUMINA INC                    COM                452327109       9        50     SH   CALL   SOLE               50
ILLUMINA INC                    COM                452327109      12        50     SH   PUT    SOLE               50
INTRALASE CORP                  COM                461169104     375     15000     SH          SOLE               15000
JACOBS ENGR GROUP INC DEL       COM                469814107     117      2500     SH          SOLE               2500
KRONOS INC                      COM                501052104     524      9800     SH          SOLE               9800
LESCO INC OHIO                  COM                526872106     242     16736     SH          SOLE               16736
MAPINFO CORP                    COM                565105103     378     18800     SH          SOLE               18800
MDS INC                         COM                55269P302     189     10000     SH          SOLE               10000
MEDIMMUNE INC                   COM                584699102      13        55     SH   CALL   SOLE               55
MOTOROLA INC                    COM                620076109      90      5100     SH          SOLE               5100
OPENWAVE SYS INC                COM NEW            683178308     212     26000     SH          SOLE               26000
PALM INC NEW                    COM                696643105      45      2500     SH          SOLE               2500
PALM INC NEW                    COM                696643105       5        25     SH   PUT    SOLE               25
QUANTUM CORP                    COM DSSG           747906204      49     18000     SH          SOLE               18000
RIGEL PHARMACEUTICALS INC       COM NEW            766559603      22      2000     SH          SOLE               2000

     COLUMN 1                        COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------------  -----------------  ---------  -------- --------------------  ---------- --------  ------------------
                                                              FAIR
                                                              MARKET   SHARES OR
                                TITLE OF           CUSIP      VALUE    PRINCIPAL  SH/  PUT\  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS              NUMBER     (000'S)  AMOUNT     PRN  CALL  DISCRETION MANAGERS  SOLE  SHARES  NONE
------------------------------  -----------------  ---------  -------- ---------  ---  ----  ---------- --------  ----  ------  ----
SAFENET INC                     COM                78645R107     784     27700     SH          SOLE               27700
SPDR TR                         UNIT SER 1         78462F103       1        20     SH   PUT    SOLE               20
SPDR TR                         UNIT SER 1         78462F103       3        40     SH   PUT    SOLE               40
SEMCO ENERGY INC                COM                78412D109     193     25300     SH          SOLE               25300
SKILLSOFT PLC                   SPONSORED ADR      830928107      84     10000     SH          SOLE               10000
STATE STR CORP                  COM                857477103     395      6100     SH          SOLE               6100
STATE STR CORP                  COM                857477103       1        40     SH   PUT    SOLE               40
STATS CHIPPAC LTD               SPONSORED ADR      85771T104     362     30100     SH          SOLE               30100
STRYKER CORP                    COM                863667101     219      3300     SH          SOLE               3300
TB WOODS CORP                   COM                872226105     937     38044     SH          SOLE               38044
TIVO INC                        COM                888706108      64     10000     SH          SOLE               10000
TOPPS INC                       COM                890786106     408     42000     SH          SOLE               42000
TRAFFIC COM INC                 COM                892717109     752     99565     SH          SOLE               99565
TYCO INTL LTD NEW               COM                902124106     268      8500     SH          SOLE               8500
TYCO INTL LTD NEW               COM                902124106      11        50     SH   CALL   SOLE               50
TYCO INTL LTD NEW               COM                902124106       2        50     SH   PUT    SOLE               50
UNITED SURGICAL PARTNERS INT    COM                913016309     225      7300     SH          SOLE               7300
USI HOLDINGS CORP               COM                90333H101      98      5800     SH          SOLE               5800
VALASSIS COMMUNICATIONS INC     COM                918866104     172     10000     SH          SOLE               10000
WEBEX COMMUNICATIONS INC        COM                94767L109     552      9700     SH          SOLE               9700
WHITTIER ENERGY CORP            COM NEW            966785305     340     30900     SH          SOLE               30900
WILD OATS MARKETS INC           COM                96808B107     390     21425     SH          SOLE               21425
WITNESS SYS INC                 COM                977424100     429     15919     SH          SOLE               15919